Taxes (Details 3) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 654,885	$ 534,210
Income taxes payable	1,129,433	1,256,580
Other taxes payable	79,279	11,600
Totals	$ 1,863,597	$ 1,802,390